Investments (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Unrealized gain on:
Pre-tax	$ 902	$ 761
Deferred Tax Amounts Attributable to Noncontrolling Interests	(324)	270
Net	578	491	167	(717)
Fixed Maturity Securities [Member]
Unrealized gain on:
Pre-tax	1,245	838
Deferred Tax Amounts Attributable to Noncontrolling Interests	(444)	(295)
Net	801	543
Equity Securities [Member]
Unrealized gain on:
Pre-tax	184	232
Deferred Tax Amounts Attributable to Noncontrolling Interests	(65)	(82)
Net	119	150
Deferred Policy Acquisition Costs [Member]
Unrealized gain on:
Pre-tax	(537)	(315)
Deferred Tax Amounts Attributable to Noncontrolling Interests	188	109
Net	(349)	(206)
Annuity Benefits And Other Liabilities [Member]
Unrealized gain on:
Pre-tax	10	6
Deferred Tax Amounts Attributable to Noncontrolling Interests	(3)	(2)
Net	$ 7	$ 4